Jan. 01, 2025
(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund)
Investment Objective
The Fund’s investment objectives are to seek high current income and, secondarily, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page  35 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page  69  of the Statement of Additional Information (“SAI”). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund’s Prospectus entitled “Intermediary Sales Charge Discounts, Waivers and Other Information.”

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain purchases of $500,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through December 31, 2025. C Class shares automatically convert to A Class shares 8 years after purchase if the conversion is available through your financial intermediary. This Example reflects your costs as though C Class shares were held for the full 10-year period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming no redemption of shares:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade securities and/or financial instruments that provide exposure to non-investment grade securities.
This Fund seeks to maximize current income by investing in a diversified portfolio of debt securities that are generally rated below investment grade (such as Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch, Inc.) or, if unrated, are deemed to be below investment grade by the Fund’s sub-advisor, Strategic Income Management, LLC (“SiM”). These types of securities are commonly referred to as “high yield” or “junk” bonds. The Fund has no limitation on investments in unrated securities.
The non-investment grade securities in which the Fund may invest include: (1) corporate bonds, (2) convertible securities, including convertible preferred securities, (3) preferred stock, and (4) variable and floating rate securities. The Fund’s investments in financial instruments that provide exposure to non-investment grade securities are in the form of derivative instruments, which may be used to substitute for investing directly in non-investment grade securities or to decrease (i.e., hedge) or increase the Fund’s exposure to principal risks that are associated with non-investment grade securities, such as credit risk, high-yield securities risk and interest rate risk. These instruments include: (1) futures contracts, (2) swap agreements (including credit default swaps, equity swaps, interest rate swaps and total return swaps), and (3) warrants.
In selecting investments for the Fund,  SiM uses an approach that combines different aspects of top-down and bottom-up analysis. As part of its top-down analysis, SiM utilizes a core philosophy to identify positive long-term trends. SiM then invests in sectors, industries and companies that will benefit from these trends. Concurrent with this core philosophy, SiM’s management seeks to take advantage of market volatility by analyzing and potentially investing in sectors, industries and companies undergoing a change in dynamics that has not been fully recognized by the market. Market volatility continually provides opportunities to capture value from these types of situations. Once potential investment opportunities are identified, SiM utilizes bottom-up research to assess the fundamental strengths and weaknesses of each individual company and the best risk/reward security is chosen for inclusion in the portfolio.
SiM may reduce or sell the Fund’s portfolio securities for a variety of reasons, including if, in SiM’s opinion, a security’s value becomes fully recognized or there is a reassessment of the fundamental attributes of the security. The Fund has no limitations regarding the maturities of the debt securities it can hold. SiM may use derivative instruments to manage the effective duration of the Fund’s portfolio.
The Fund may invest in securities of foreign issuers, including those in emerging markets. The Fund may have exposure to  non-U.S. currencies, including emerging market currencies, for investment or hedging purposes by purchasing or selling foreign currency forward contracts, including non-deliverable foreign currency forwards, currency swaps and non-U.S. currency futures contracts. The Fund may also make direct investments in non-U.S. currencies and in securities denominated in non-U.S. currencies. Investments in currencies and currency hedging are established to extract value or reduce risk.
The remainder of the Fund’s assets may be invested in any other securities that  SiM believes are consistent with the Fund’s objective, including investment grade fixed-income securities, Treasury futures, securities issued by the U.S. government and government-sponsored enterprises, “covenant-lite” obligations and income-producing equity securities, including securities that pay dividends. The Fund may also hold certain equity securities from time to time as a result of a restructuring transaction involving a fixed income security. The Fund can invest in securities that are not registered and thus restricted in their ability to be traded. The Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager also receives a management fee.

Principal Risks
Fund Performance
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. In the table below, the performance for C Class shares reflects the performance as though C Class shares were held for the full 10-year period.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class Shares. Year Ended 12/31
Highest Quarterly Return:
15.48%2nd Quarter 2020
01/01/2014 through 12/31/2023
Lowest Quarterly Return:
-19.50%1st Quarter 2020
01/01/2014 through 12/31/2023
The calendar year-to-date total return as of September 30, 2024 was 9.81%.

Average annual total returns for periods ended December 31, 2023
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for   Investor Class shares of the Fund; after-tax returns for other share classes will vary.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Risk Lose Money [Member]
There is no assurance that the Fund will achieve its investment objectives and you could lose part or all of your investment in the Fund.
(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Allocation Risk [Member]
Allocation Risk
The allocations among strategies, asset classes and market exposures may be less than optimal and may adversely affect the Fund’s performance. There can be no assurance, particularly during periods of market disruption and stress, that judgments about allocations will be correct. The Fund’s allocations may be invested in strategies, asset classes and market exposures during a period when such strategies, asset classes and market exposures underperform.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Asset Selection Risk [Member]
Asset Selection Risk Assets selected for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.
(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Callable Securities Risk [Member]
Callable Securities Risk
The Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates and may not benefit from any increase in value that might otherwise result from declining interest rates.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Convertible Securities Risk [Member]
Convertible Securities Risk
The value of a convertible security, including a convertible preferred security, typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in below investment grade debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible security‘s investment value. Convertible securities are sensitive to movement in interest rates.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Counterparty Risk [Member]
Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or a derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | "Covenant-Lite" Obligations Risk [Member]
“Covenant-Lite” Obligations Risk
Certain investments, such as loans in which the Fund may invest directly or have exposure to through its investments in structured securities, may be “covenant-lite.” Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants at all, and may not include terms which allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. The Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Credit Risk [Member]
Credit Risk
The Fund is subject to the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail, or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations or default completely. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Currency Risk [Member]
Currency Risk
The Fund may have exposure to foreign currencies. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the  U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Cybersecurity and Operational Risk [Member]
Cybersecurity and Operational Risk
Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Derivatives Risk [Member]
Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.   The use of derivatives may also increase any adverse effects resulting from the underperformance of strategies, asset classes and market exposures to which the Fund has allocated its assets. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil. Derivatives may also be more volatile than other types of investments. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk  and credit risk. As a result, the Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed.  Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Derivatives transactions requiring the Fund to post collateral may expose the Fund to greater losses in the event of a default by a counterparty.  There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. The Fund may buy or sell derivatives not traded on an exchange, which may be subject to heightened  counterparty, liquidity and valuation risks. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Ongoing changes to the regulation of derivatives and changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.  In addition, the Fund’s investments in derivatives are subject to the following risks:
■
Foreign Currency Forward Contracts Risk. Foreign currency forward contracts, including non-deliverable forwards (“NDFs”), are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of foreign currency at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract and include the risks associated with fluctuations in currency. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. The use of foreign currency forward contracts may expose the Fund to additional risks, such as credit risk, liquidity risk, and counterparty risk, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed.

■
Futures Contracts Risk. Futures contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks, such as liquidity risk and counterparty risk, that it would not be subject to if it invested directly in the securities underlying those derivatives. There can be no assurance that any strategy used will succeed. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold, and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). The Fund may invest in the following types of futures contracts:

•
Foreign Currency Futures Contracts  Risk. Foreign currency futures contracts expose the Fund to risks associated with fluctuations in the value of foreign currencies. Foreign currency futures contracts are similar to foreign currency forward contracts, except that they are traded on exchanges (and may have margin requirements) and are standardized as to contract size and delivery date. The Fund may use foreign currency futures contracts for the same purposes as foreign currency forward contracts, subject to Commodity Futures Trading Commission (“CFTC”) regulations.

•
Treasury Futures Contracts Risk. Treasury futures contracts expose the  Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

■
Swap Agreements Risk. Swap agreements or “swaps” are transactions in which the Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates or the performance of specified securities, indices or other assets based on a specified amount (the “notional” amount). Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leverage risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Swaps may be subject to liquidity risk and counterparty risk, and swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve greater liquidity and counterparty risks.   The Fund may invest in the following types of swaps:

•	Credit Default Swaps Risk. Credit default swaps may also be subject to credit risk and the risks associated with the purchase and sale of credit protection.
•	Currency Swaps Risk. Currency swaps may also be subject to currency risk.
•	Equity Swaps Risk. Equity swaps may be subject to equity investments, counterparty and liquidity risks.
•	Interest Rate Swaps Risk. Interest rate swaps may also be subject to interest rate and market risks.
•	Total Return Swaps Risk. Total return swaps may also be subject to market risk and, if the underlying securities are bonds or other debt obligations, interest rate risk.
■
Warrants Risk. Warrants are derivative securities that give the holder the right to purchase a specified amount of securities at a specified price. Warrants may be more speculative than certain other types of investments because warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. The market for warrants may be very limited and there may at times not be a liquid secondary market for warrants.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Dividend Risk [Member]
Dividend Risk
An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. Securities that pay dividends may be sensitive to changes in interest rates and, as interest rates rise or fall, the prices of such securities may fall.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Emerging Markets Risk [Member]
Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions and other restrictions on investment; delays and disruptions in securities clearing and settlement procedures; and significant limitations on investor rights and recourse. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing, financial reporting and recordkeeping standards and requirements comparable to those to which U.S. companies are subject.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Equity Investments Risk [Member]
Equity Investments Risk
Equity securities represent ownership interests in companies and are subject to investment risk, issuer risk and market risk. In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The Fund may experience a significant or complete loss on its investment in an equity security. In addition, stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Foreign Investing Risk [Member]
Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing, recordkeeping and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays or failures in transaction payment and settlement in some foreign markets. Additionally, trading in foreign markets generally involves higher transaction costs than trading in U.S. markets. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country, including tariffs, trade disputes and sanctions. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Hedging Risk [Member]
Hedging Risk
If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | High-Yield Securities Risk [Member]
High-Yield Securities Risk
Exposure to high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. High-yield securities may experience greater price volatility and less liquidity than investment grade securities. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Interest Rate Risk [Member]
Interest Rate Risk
Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction as movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Additionally, the value of income-oriented equity securities that pay dividends may decline when interest rates rise, as rising interest rates can reduce companies’ profitability and their ability to pay dividends. Interest rate increases, including significant or rapid increases, may result in a decline in the value of bonds or derivatives held by the Fund, make issuers less willing or able to make principal and interest payments on fixed-income investments when due, lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments, any of which may result in substantial losses to the Fund. When interest rates decline, issuers may prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their  durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates than those with shorter durations. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in 8% decrease in the value of the bond. Fluctuations in interest rates may also affect the liquidity of fixed-income securities and instruments held by the Fund.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Investment Risk [Member]
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Issuer Risk [Member]
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Leverage Risk [Member]
Leverage Risk
The Fund’s use of derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies the Fund’s exposure to the movements in prices of an asset or class of assets underlying a derivative instrument and may result in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s net asset value (“NAV”) per share to be volatile. There can be no assurance that the Fund’s use of leverage will be successful.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Liquidity Risk [Member]
Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund.   For example, liquidity risk may be magnified in rising interest rate environments in the event of higher than normal redemption rates.   Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.  Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Market Risk [Member]
Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, such as changes in interest or inflation rates, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.
Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.
The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.
■
Recent Market Events Risk. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.
Although interest rates were unusually low in recent years in the  U.S. and abroad, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
High public debt in the  U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Some countries, including the  U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with trade negotiations between countries and regions, including the U.S. and China, political or economic dysfunction within some nations, including major producers of oil, and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Regulators in the  U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments or may make it more costly for the Fund to operate, which may impact performance.
Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Market Timing Risk [Member]
Market Timing Risk
The Fund is subject to the risk of market timing activities by investors due to the nature of the Fund’s investments, which requires the Fund, in certain instances, to fair value certain of its investments. Some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the net asset value (“NAV”) of the Fund’s shares. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the ability to execute efficient investment strategies.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Other Investment Companies Risk [Member]
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
■	Government Money Market Funds Risk. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Preferred Stock Risk [Member]
Preferred Stock Risk
Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Redemption Risk [Member]
Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Heavy redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund. In addition, redemption risk is heightened during periods of declining or illiquid markets. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Reliance on Corporate Management and Financial Reporting Risk [Member]
Reliance on Corporate Management and Financial Reporting  Risk
The  sub-advisor may select investments for the Fund in part on the basis of information and data made directly available to the sub-advisor by the issuers of securities or through sources other than the issuers such as collateral pool servicers. The  sub-advisor has no ability to independently verify such information and data and is therefore dependent upon the integrity of the management of these issuers and of such servicers and the financial and collateral performance reporting processes in general. Information and data provided regarding a particular issuer may not necessarily contain information that the sub-advisor normally considers when evaluating the investment prospects of a company.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Restricted Securities Risk [Member]
Restricted Securities Risk
Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets or may have to be held for a certain time period before they can be resold. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Secured, Partially Secured and Unsecured Obligation Risk [Member]
Secured, Partially Secured and Unsecured Obligation Risk
Debt obligations may be secured, partially secured or unsecured. Interests in secured and partially-secured obligations have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. However, there is no assurance that the liquidation of collateral from a secured or partially-secured obligation would satisfy the borrower’s obligation, or that the collateral can be liquidated. Furthermore, there is a risk that the value of any collateral securing an obligation in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the obligation. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Unsecured debt, including senior unsecured and subordinated debt, will not be secured by any collateral and will be effectively subordinated to a borrower’s secured indebtedness (to the extent of the collateral securing such indebtedness). With respect to unsecured obligations, the Fund lacks any collateral on which to foreclose to satisfy its claim in whole or in part. Such instruments generally have greater price volatility than that of fully secured holdings and may be less liquid.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Securities Selection Risk [Member]
Securities Selection Risk
Securities selected for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to its performance index(es), or other funds with similar investment objectives or strategies.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Segregated Assets Risk [Member]
Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets generally cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to segregate cash or other liquid securities could limit the Fund’s ability to pursue other opportunities as they arise.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | U.S. Government Securities and Government-Sponsored Enterprises Risk [Member]
U.S. Government Securities and Government-Sponsored Enterprises Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of coupons and the face value at maturity, not its current market price. The market prices for such securities are not guaranteed and will fluctuate. Certain securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), Federal Home Loan Bank (‘‘FHLB’’), and Federal Farm Credit Bank (“FFCB”), are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored enterprises are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing. It is possible that the U.S. government and government-sponsored enterprises will not have the funds to meet their payment obligations in the future.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Unrated Securities Risk [Member]
Unrated Securities Risk
Because the Fund may purchase securities that are not rated by any rating organization,  the sub-advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories similar to those of rating organizations. Unrated securities are subject to the risk that the  sub-advisor may not accurately evaluate the security’s comparative credit rating. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may be subject to greater liquidity risk and price volatility.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Valuation Risk [Member]
Valuation Risk
Certain of the Fund’s assets may be valued at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid, or securities that trade in relatively thin markets and/or markets that experience extreme volatility. The valuation of the Fund’s investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Variable and Floating Rate Securities Risk [Member]
Variable and Floating Rate Securities Risk
The coupons on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. A variable rate security has a coupon that is adjusted at pre-designated periods in response to changes in the market rate of interest on which the coupon is based. The coupon on a floating rate security is generally based on an interest rate, such as a money-market index, Secured Overnight Financing Rate (“SOFR”), or a Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, the coupons on variable and floating-rate securities typically decrease. Alternatively, during periods of rising short-term interest rates, the coupons on variable and floating-rate securities typically increase. Changes in the coupons of variable and floating-rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating-rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Certain types of variable and floating rate instruments may be subject to greater liquidity risk than other debt securities.

(American Beacon Funds) | (American Beacon SiM High Yield Opportunities Fund) | Volatility Risk [Member]
Volatility Risk
The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund)
Investment Objective
The Fund’s investment objective is current income, with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page  35 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page  69  of the Statement of Additional Information (“SAI”). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund’s Prospectus entitled “Intermediary Sales Charge Discounts, Waivers and Other Information.”

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
A contingent deferred sales charge (‘‘CDSC’’) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for the R6 Class shares through December 31, 2025. C Class shares automatically convert to A Class shares 8 years after purchase if the conversion is available through your financial intermediary. This Example reflects your costs as though C  Class shares were held for the full 10-year period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming no redemption of shares:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income-producing equity and equity-related investments. The Fund’s investments in equity and equity-related investments include U.S. common stocks, American Depositary Receipts (“ADRs”), U.S. dollar-denominated foreign stocks traded on U.S. exchanges, preferred stocks, and real estate investment trusts (“REITs”). An income-producing investment is one that has issued dividend income to investors within the past year.
The Fund’s investment sub-advisor, The London Company of Virginia, LLC (“The London Company”), emphasizes investments in profitable, financially stable, core companies that focus on generating high dividend income, are run by shareholder-oriented management with strong corporate governance practices and trade at reasonable valuations relative to their peers and market, which may include investments in growth companies. The London Company also seeks companies with high return on capital, consistent free cash flow generation, predictability and stability. The London Company employs an investment process with bottom-up, fundamental analysis and follows a strict sell discipline.
The Fund may invest in large- and mid-capitalization companies and will typically hold 30 to 40 issuers. The Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager also earns a management fee. The Fund also may purchase and sell equity index futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

Principal Risks
Fund Performance
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
In the table below, for the period prior to August 25, 2020, the performance of the R6 Class shares reflects the returns of the R5 Class shares of the Fund. The R6 Class shares would have had similar annual returns to the R5 Class shares of the Fund because the shares of each class represent investments in the same portfolio securities. However, as reflected in the table in the “Fees and Expenses of the Fund” section of this Fund Summary, the expenses of the R5 Class shares differ from those of the R6 Class shares, which would affect performance. To the extent that the R5 Class shares had lower expenses than the R6 Class shares, the performance of the R5 Class shares would likely have been higher than the R6 Class shares would have realized during the same period. The R6 Class performance shown in the table has not been adjusted for differences in operating expenses between the R6 Class and R5 Class shares.
C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. In the table below, the performance for C Class shares reflects the performance as though C Class shares were held for the full 10-year period.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class Shares. Year Ended 12/31
Highest Quarterly Return:
15.98%2nd Quarter 2020
01/01/2014 through 12/31/2023
Lowest Quarterly Return:
-21.10%1st Quarter 2020
01/01/2014 through 12/31/2023
The calendar year-to-date total return as of September 30, 2024 was 14.49%.

Average annual total returns for periods ended December 31, 2023
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for   Investor Class shares of the Fund; after-tax returns for other share classes will vary.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Risk Lose Money [Member]
There is no assurance that the Fund will achieve its investment objectives, and you could lose part or all of your investment in the Fund.
(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Cybersecurity and Operational Risk [Member]
Cybersecurity and Operational Risk
Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Dividend Risk [Member]
Dividend Risk
An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. Securities that pay dividends may be sensitive to changes in interest rates and, as interest rates rise or fall, the prices of such securities may fall.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Equity Investments Risk [Member]
Equity Investments Risk
Equity securities represent ownership interests in companies and are subject to investment risk, issuer risk and market risk. In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The Fund may experience a significant or complete loss on its investment in an equity security. In addition, stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.  The Fund may invest in the following equity securities, which may expose the Fund to the following additional risks:
■
Common Stock Risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

■
Depositary Receipts and/or U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges Risk. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity, more volatility, less government regulation and supervision and delays in transaction settlement.

■
Real Estate Investment Trusts (“REITs”) Risk. Investments in REITs are subject to the risks associated with investing in the real estate industry, including, among other risks: adverse developments affecting the real estate industry; declines in real property values; changes in interest rates; defaults by mortgagors or other borrowers and tenants; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; casualty or condemnation losses; regulatory limitations on rents and operating expenses; and other governmental actions, such as changes to tax laws, zoning regulations or environmental regulations. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. REITs may not be diversified geographically or by property or tenant type. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net income and net realized gains under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), or to maintain their exemption from registration under the Investment Company Act of 1940, as amended (“Investment Company Act”). REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund’s investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. The value of REIT common stock may decline when interest rates rise. REITs tend to be small- to mid-capitalization securities and, as such, are subject to the risks of investing in small- to mid-capitalization securities.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Investment Risk [Member]
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Issuer Risk [Member]
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Market Risk [Member]
Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, such as changes in interest or inflation rates, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.
Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.
The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.
■
Recent Market Events Risk. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.
Although interest rates were unusually low in recent years in the  U.S. and abroad, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
High public debt in the  U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Some countries, including the  U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with trade negotiations between countries and regions, including the U.S. and China, political or economic dysfunction within some nations, including major producers of oil, and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
Regulators in the  U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments or may make it more costly for the Fund to operate, which may impact performance.
Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Other Investment Companies Risk [Member]
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
■
Government Money Market Funds Risk. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Preferred Stock Risk [Member]
Preferred Stock Risk
Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Redemption Risk [Member]
Redemption Risk
The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Heavy redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund. In addition, redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Securities Selection Risk [Member]
Securities Selection Risk
Securities selected for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to its performance index(es), or other funds with similar investment objectives or strategies.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Focused Holdings Risk [Member]
Focused Holdings Risk
Because the Fund may have a focused portfolio of fewer companies than other diversified funds, the increase or decrease of the value of a single investment may have a greater impact on the Fund’s net asset value (“NAV”) and total return when compared to other diversified funds.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Foreign Exposure Risk [Member]
Foreign Exposure Risk
Exposure to  non-U.S. issuers carries potential risks not associated with exposure to U.S. issuers. Such risks may include, but are not limited to: (1) political and financial instability, (2) less liquidity, (3) greater volatility, and (4) different government regulation The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country, including tariffs, trade disputes and sanctions. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Futures Contracts Risk [Member]
Futures Contracts Risk
Futures contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks, such as credit risk, liquidity risk, and counterparty risk, that it would not be subject to if it invested directly in the securities underlying those derivatives. There can be no assurance that any strategy used will succeed. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold, and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).   Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. The Fund may invest in the following types of futures contracts:
•	Index Futures Contracts Risk. Futures contracts on indices expose the Fund to volatility in an underlying index.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Growth Companies Risk [Member]
Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund’s investments in growth companies may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If an assessment of the prospects for a company’s growth is incorrect, then the price of the company’s stock may fall or not approach the value placed on it. Growth company stocks may also lack the dividend yield that can cushion stock price declines in market downturns.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Large-Capitalization Companies Risk [Member]
Large-Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and, at times, such companies may be out of favor with investors. Many larger-capitalization companies also may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Mid-Capitalization Companies Risk [Member]
Mid-Capitalization Companies Risk
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility, which at times can be rapid and unpredictable, than investing in larger-capitalization and more established companies. Since mid-capitalization companies may have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to changes in overall economic conditions, interest rates, borrowing costs and earnings.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Securities Lending Risk [Member]
Securities Lending Risk
To the extent the Fund lends its securities, it may be subject to the following risks: (i) the securities in which the Fund reinvests cash collateral may decrease in value, causing the Fund to incur a loss, or may not perform sufficiently to cover the Fund’s payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan; (ii) non-cash collateral may decline in value, resulting in the Fund becoming under-secured; (iii) delays may occur in the recovery of loaned securities from borrowers, which could result in the Fund being unable to vote proxies or settle transactions or cause the Fund to incur increased costs; and (iv) if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral.

(American Beacon Funds) | (American Beacon The London Company Income Equity Fund) | Value Stocks Risk [Member]
Value Stocks Risk
Value stocks are subject to the risk that their intrinsic or full value may never be realized by the market, that a stock judged to be undervalued may be appropriately priced, or that their prices may decline. Although value stocks tend to be inexpensive relative to their earnings, they can continue to be inexpensive for long periods of time. The Fund’s investments in value stocks seek to limit potential downside price risk over time; however, value stock prices still may decline substantially. In addition, the Fund may produce more modest gains as a trade-off for this potentially lower risk. The Fund’s investment in value stocks could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.